Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX
16	INCOME TAX

	As of
	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	RM	Convenience Translation USD
Tax payable
As at beginning of the year	553,111	1,632,210	3,918,926	965,610
Tax expenses	1,108,790	2,289,416	2,268,365	558,917
Tax payment	(29,843)	(2,700)	(1,043,652)	(257,152)
Deconsolidation of Sagfood (Malaysia) Sdn Bhd	152	-	-	-
As at end of the year	1,632,210	3,918,926	5,143,639	1,267,375

Deferred tax liabilities
Accelerated tax depreciation
As at beginning of the year	767,259	823,938	907,405	223,582
Tax expenses	257,999	83,467	97,730	24,080
Deconsolidation of Sagfood (Malaysia) Sdn Bhd	(201,320)	-	-	-
As at end of the year	823,938	907,405	1,005,135	247,662

Income tax expenses
- Current year	1,108,790	2,289,416	2,268,365	558,917
- Origination of temporary differences	257,999	83,467	97,730	24,080
Total income tax expenses	1,366,789	2,372,883	2,366,095	582,997

A reconciliation between tax expense and the product of accounting profit multiplied by applicable corporate tax rate for the financial years ended December 31,2023, 2024 and 2025 were as follows:

	As of
	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	RM	Convenience Translation USD
Tax reconciliation
Profit before tax	6,023,090	9,538,393	9,660,308	2,380,265
Tax calculated at tax rate of 24%	1,445,542	2,289,214	2,318,473	571,264
Effects of:
- Lower domestic tax rate applicable to respective profits**	(45,000)	(38,371)	(46,260)	(11,398)
- Different tax rates in jurisdiction*	2,618	204,530	63,713	15,698
- Non-allowable expenditure	112,446	58,838	625,162	154,037
- Income not subject to tax	(13,877)	(61,405)	(105,925)	(26,099)
- Utilization of capital allowance	(134,940)	(79,923)	(489,068)	(120,505)
Tax expenses	1,366,789	2,372,883	2,366,095	582,997

*	The Company’s is formed in British Virgin Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax is imposed.

**	The Company’s subsidiaries formed in Malaysia and is subject to the corporate tax on taxable income derived from its activities conducted in Malaysia. Malaysia companies with a paid-up capital of not more than RM 2.5 million and a gross business income of not more than RM 50 million are taxed at different rates based on their taxable profit. The first RM 150,000 is taxed at 15%, the next RM 450,000 (up to RM 600,000) at 17%, and any amount exceeding RM 600,000 is taxed at 24%. Companies that do not fall into this category are taxed at a standard rate of 24%.